14. FINANCIAL INSTRUMENTS (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Probable scenario [member] | USIM3 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	R$ (84,064)
Probable scenario [member] | USIM5 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	(81,191)
Probable scenario [member] | PATI3 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	(2,994)
Scenario 1 [member] | USIM3 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	(420,322)
Scenario 1 [member] | USIM5 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	(405,955)
Scenario 1 [member] | PATI3 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	(14,970)
Scenario 2 [member] | USIM3 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	(840,644)
Scenario 2 [member] | USIM5 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	(811,910)
Scenario 2 [member] | PATI3 [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for stock price risks	R$ (29,940)